EATON VANCE MUNICIPALS TRUST
Two International Place
Boston, MA 02110
Telephone: (617) 482-8260
Telecopy: (617) 338-8054

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust (the “Registrant”) (1933 Act File No. 33-572) certifies (a) that the form of prospectus and statement of additional information dated February 1, 2012 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 137 (“Amendment No. 137”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 137 was filed electronically with the U.S. Securities and Exchange Commission (Accession No. 0000940394-12-000073) on January 27, 2012:

Eaton Vance California Municipal Income Fund
Eaton Vance Massachusetts Municipal Income Fund
Eaton Vance National Municipal Income Fund
Eaton Vance New York Municipal Income Fund
Eaton Vance Ohio Municipal Income Fund

EATON VANCE MUNICIPALS TRUST

By: /s/ Maureen A. Gemma Maureen A. Gemma, Esq. Secretary

Date: February 1, 2012